Net result on derecognition of financial assets measured at amortised cost (Tables)	12 Months Ended
Dec. 31, 2021
Net result on derecognition of financial assets measured at amortised cost [Abstract]
Schedule of net result on derecognition of financial assets measured at amortised cost
Net result on derecognition of financial assets measured at amortised cost in EUR million 2021 2020 2019
Loans at amortised cost 1 4 13
Securities at amortised cost -1 185 24
Net result on derecognition of financial assets measured at amortised cost -0 189 38